G. FAIR VALUE MEASUREMENT (Tables)	9 Months Ended
Sep. 30, 2016
FAIR VALUE MEASUREMENT TABLES {1}
Schedule of assets measured at fair value on a recurring basis

		Fair Value Measurements
		at December 31, 2015, Using
		Quoted Prices in
		Active Markets	Other	Significant
(Dollar amounts in thousands)		for Identical	Observable	Unobservable
	Fair Value	Assets	Inputs	Inputs
Description	12/31/2015	(Level 1)	(Level 2)	(Level 3)
U. S. Treasury securities	$7,000	$7,000	$—	$—
Obligations of U.S. Government agencies	84,609	—	84,609	—
Mortgage-backed securities	61,663	—	61,663	—
Obligations of states and political subdivisions	135,190	—	135,190	—
Corporate debt	40,745	—	40,745	—
Total assets measured at fair value	$329,207	$7,000	$322,207	$—

Schedule of assets measured at fair value on a non-recurring basis
		Fair Value Measurements
		at September 30, 2016, Using
		Quoted Prices in
		Active Markets	Other	Significant
(Dollar amounts in thousands)		for Identical	Observable	Unobservable
	Fair Value	Assets	Inputs	Inputs
Description	9/30/2016	(Level 1)	(Level 2)	(Level 3)
Impaired loans:
Commercial and industrial	$984	$—	$—	$984
Total impaired loans measured at fair value	$984	$—	$—	$984

		Fair Value Measurements
		at December 31, 2015, Using
		Quoted Prices in
		Active Markets	Other	Significant
(Dollar amounts in thousands)		for Identical	Observable	Unobservable
	Fair Value	Assets	Inputs	Inputs
Description	12/31/2015	(Level 1)	(Level 2)	(Level 3)
Impaired loans:
Commercial real estate loans	$136	$—	$—	$136
Residential-1 to 4 family loans	301	—	—	301
Commercial and industrial loans	1,065	—	—	1,065
Total impaired loans measured at fair value	$1,502	$—	$—	$1,502

Schedule of estimated fair value of financial instruments

September 30, 2016	Carrying	Fair	Fair value measurements
(Dollar amounts in thousands)	amount	value	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$17,342	$17,342	$17,342	—	—
Interest-bearing time deposits with financial institutions	204	204	—	$204	—
Securities available for sale	358,877	358,877	1,003	357,874	—
Loans	753,013	748,688	—	—	$748,688
Other equity securities	7,206	7,206	—	—	7,206
Accrued interest receivable	4,544	4,544	4,544	—	—

Financial liabilities:
Deposits	1,003,457	1,002,771	885,864	116,907	—
Federal Home Loan Bank advances	37,000	37,000	—	37,000	—
Note payable	4,500	4,500	—	4,500	—
Accrued interest payable	287	287	287	—	—

Off-balance-sheet liabilities:
Undisbursed loan commitments, lines of credit, standby letters of credit and Mastercard lines of credit	—	1,702	—	—	1,702

December 31, 2015	Carrying	Fair	Fair value measurements
(Dollar amounts in thousands)	amount	value	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$12,314	$12,314	$12,314	—	—
Interest-bearing time deposits with financial institutions	205	205	—	$205	—
Securities available for sale	329,207	329,207	7,000	322,207	—
Loans	733,977	725,196	—	—	$725,196
Other equity securities	6,748	6,748	—	—	6,748
Accrued interest receivable	4,511	4,511	4,511	—

Financial liabilities:
Deposits	983,199	983,771	857,759	125,430	—
Federal Home Loan Bank advances	17,000	17,000	—	17,000	—
Note payable	4,950	4,950	—	4,950	—
Accrued interest payable	236	236	236	—	—

Off-balance-sheet liabilities:
Undisbursed loan commitments, lines of credit, standby letters of credit and Mastercard lines of credit	—	1,673	—	—	1,673